Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2014	December 31, 2013
Trade accounts receivable	919	1,058
Allowance for doubtful accounts	(8)	(9)

Total	911	1,049